Disclosure of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 2,476,571	$ 2,489,017
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,476,571	2,489,017
Derivative liabilities	650,116	489,733
Liquidity risk | Less than three months
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	862,686	1,027,214
Derivative liabilities	90,142	2,737
Liquidity risk | Three to six months
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,346,315	1,374,575
Derivative liabilities	382,309	277,096
Liquidity risk | Six to twelve months
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	267,570	87,228
Derivative liabilities	$ 177,665	$ 209,900